SCHEDULE OF RECONCILIATION EFFECTIVE INCOME TAX RATE AND STATUTORY INCOME TAX RATE (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Federal tax	21.00%	21.00%
State tax	6.50%	6.50%
Non-deductible loss on extinguishment of debt	(4.00%)
Permanent items	(1.30%)	(0.60%)
Valuation Allowance	(22.20%)	(26.90%)
Effective income tax rate